9. SHARE CAPITAL (Details - Warrants activity) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrants outstanding, beginning balance	38,657,970	36,346,970
Warrants issued	6,681,668	2,311,000
Warrants canceled / exercised	0	0
Warrants expired	0	0
Warrants outstanding, ending balance	45,339,638	38,657,970
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding beginning	$ 0.2	$ 0.2
Warrants issued	0.04	0.12
Warrants canceled / exercised	0	0
Warrants expired	0	0
Weighted Average Exercise Price Outstanding, ending	$ 0.17	$ 0.2
Warrants Exercisable
Warrants Exercisable outstanding	38,657,970	35,096,970	33,344,793
Weighted Average Exercise Price outstanding	$ 0.2	$ 0.2	$ 0.21